Summary of material accounting policies1 (Details)	12 Months Ended
Dec. 31, 2025
Minimum | Computer software
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	2 years
Minimum | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	5 years
Minimum | Technology
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	5 years
Maximum | Computer software
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	7 years
Maximum | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	15 years
Maximum | Technology
Disclosure of detailed information about intangible assets [line items]
Expected finite useful life	15 years